Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2015
Stock Option Activity

The following summarizes option activity under the Plan:

	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Option	Aggregate Intrinsic Value
Balance, December 31, 2014	29,564	105,898	$1.37
Additional authorized options	203,050	—	—
Options granted	(212,925)	212,925	$2.06
Options exercised	—	(64,765)	$0.00

Balance Outstanding, December 31, 2015	19,689	254,058	$1.94	$3,368,812

Exercisable, December 31, 2015		24,861	$1.30	$345,447

Vested and expected to vest, December 31, 2015		254,058	$1.94	$3,368,812

Fair Value of Stock Option Awards to Employees Using Black-Scholes Option Pricing Model

The fair value of stock option awards to employees was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

Year Ended December 31,
	2015	2014	2013
Expected term (in years)	5.00 - 6.08	—	5.00 - 6.02
Volatility	77.58% - 97.62%	—	95.47% - 97.62%
Risk-free interest rate	1.44% - 1.75%	—	1.44% - 1.75%
Dividend yield	—	—	—

Summary of Non-cash Stock Based Compensation Expense

Total stock-based compensation expense recognized for options granted to employees and non-employees was as follows:

	Year Ended December 31,
	2015	2014	2013
Research and development	$63,885	$12,528	$—
General and administrative	163,463	14,231	60,685

Total stock-based compensation expense	$227,348	$26,759	$60,685

Non-Employees Stock Option [Member]
Fair Value of Stock Option Awards to Employees Using Black-Scholes Option Pricing Model

The fair value of stock option awards to non-employees was estimated at the date of grant using a Black-Scholes option-pricing model using similar assumptions as for employees except that the expected term is based on the options’ remaining contractual term instead of the simplified method:

Year Ended December 31,
	2015	2014	2013
Remaining contractual term (in years)	7.75 – 10.00	8.75 – 9.67	—
Volatility	85.83% – 90.50%	87.53% – 94.17%	—
Risk-free interest rate	1.73% – 2.24%	2.17% – 2.69%	—
Dividend yield	—	—	—